Accounts Receivable (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Sep. 30, 2018
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable consisted of the following at December 31:

	December 31		September 30
	2017	2016	2018
			(unaudited)

Gross accounts receivable	$295,704	$-	$897,011
Less: allowance for doubtful accounts and contractual adjustments	(156,723)	-	(218,225)
Accounts receivable, net	$138,981	$-	$678,786

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable consisted of the following at December 31:

	December 31,		June 30,
	2017	2016	2018
			(unaudited)

Gross accounts receivable	$359,055	$369,764	$398,339
Less: allowance for doubtful accounts and contractual adjustments	(165,321)	(186,314)	(165,321)
Accounts receivable, net	$193,734	$183,450	$233,018